CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - EUR (€) € in Thousands		Total	Share capital	Retained earnings and other reserves	Cash flow hedge reserve	Currency translation differences	Remeasurement of defined benefit plans	Equity attributable to owners of the parent	Non-controlling interests
Equity at beginning of period at Dec. 31, 2018		€ 1,353,839	€ 2,504	€ 1,319,478	€ (2,992)	€ 37,850	€ (8,118)	€ 1,348,722	€ 5,117
Net profit		698,708		695,818				695,818	2,890
Other comprehensive income/(loss)		(632)			(1,662)	2,541	(1,622)	(743)	111
Dividends to owners of the parent		(193,238)		(193,238)				(193,238)
Dividends to non-controlling interests		(2,120)							(2,120)
Share repurchases		(386,749)		(386,749)				(386,749)
Share-based compensation		17,480		17,480				17,480
Special voting shares issuance	[1]		69	(69)
Equity at end of period at Dec. 31, 2019		1,487,288	2,573	1,452,720	(4,654)	40,391	(9,740)	1,481,290	5,998
Net profit		608,880		607,817				607,817	1,063
Other comprehensive income/(loss)		17,122			28,818	(11,617)	35	17,236	(114)
Dividends to owners of the parent		(208,765)		(208,765)				(208,765)
Dividends to non-controlling interests		(2,929)							(2,929)
Share repurchases		(129,793)		(129,793)				(129,793)
Share-based compensation		17,401		17,401				17,401
Equity at end of period at Dec. 31, 2020		1,789,204	2,573	1,739,380	24,164	28,774	(9,705)	1,785,186	4,018
Net profit		833,136		830,767				830,767	2,369
Other comprehensive income/(loss)		(32,294)			(46,170)	13,744	(353)	(32,779)	485
Dividends to owners of the parent		(160,272)		(160,272)				(160,272)
Dividends to non-controlling interests		(1,354)							(1,354)
Share repurchases		(230,899)		(230,899)				(230,899)
Share-based compensation		13,895		13,895				13,895
Other movements		0		(418)			418
Equity at end of period at Dec. 31, 2021		€ 2,211,416	€ 2,573	€ 2,192,453	€ (22,006)	€ 42,518	€ (9,640)	€ 2,205,898	€ 5,518

[1]	See Note 20 “Equity” for additional details.